Debt - Narrative (Detail)	1 Months Ended				3 Months Ended			12 Months Ended
	Jul. 31, 2014 USD ($) shares	Jun. 30, 2014 USD ($) $ / shares	Jun. 30, 2011 USD ($) $ / shares	Jun. 30, 2008	Dec. 31, 2015 USD ($)	Sep. 30, 2014 USD ($)	Jun. 30, 2014 USD ($) $ / shares	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Debt Instrument [Line Items]
Loss on debt extinguishment						$ 4,300,000	$ 18,900,000	$ 0	$ 23,203,000	$ 325,000
Shares Issued with debt conversion | shares	348,535
Unamortized discount					$ (25,704,000)			(25,704,000)	(32,256,000)
Long-term debt, net of discount					171,698,000			171,698,000	164,020,000
Non-cash interest								7,678,000	10,253,000	9,731,000
Issuance of common stock pursuant to conversion of debt	$ 12,600,000								$ 12,564,000	13,326,000
5.375% Convertible Notes
Debt Instrument [Line Items]
Debt, interest rate				5.375%
Debt, maturity date				Jun. 15, 2013
Payments of long-term debt			$ 85,100,000
Interest expense related to Notes					0
5.375% Convertible Notes | Investor
Debt Instrument [Line Items]
Unamortized discount			$ 10,500,000
Repurchase premium			21.50%
3.75% Convertible Notes
Debt Instrument [Line Items]
Principal amount of Senior Notes			$ 143,800,000
Amount allocated to debt	27,900,000	$ 112,400,000						140,300,000
Amount allocated to equity	13,500,000	48,300,000
Debt Instrument, Redemption, Principal Amount	300,000
Repayment of remaining prinicpal amount including interest	300,000
Debt, interest rate			3.75%						3.75%
Debt, maturity date			Jun. 15, 2016
Debt Instrument, Repurchased Face Amount		114,900,000					114,900,000
Debt conversion rate			38.1749
Principal amount per note used in conversion rate			$ 1,000
Conversion price, per share | $ / shares			$ 26.20
Deferred financing costs, amortization period			5 years
Payments of long-term debt		160,700,000
Debt Instrument repurchase premium in dollars		45,800,000
Principal Amount Of Old Debt Held		80,000,000					80,000,000
Interest expense related to Notes								0	$ 2,400,000	5,400,000
Percentage required of the last reported sale price per share of the Company's common stock for redemption			130.00%
Number of trading days			20 days
Number of consecutive trading days			30 days
Principal amount of debt converted	28,500,000
Non-cash interest								0	4,900,000	$ 10,800,000
Total Consideration Paid	$ 41,100,000
3.75% Convertible Notes | Modified Debt
Debt Instrument [Line Items]
Unamortized discount			$ 25,800,000
Nonconvertible debt borrowing rate			16.50%
Transaction fees			$ 2,000,000
3.75% Convertible Notes | Debt discount related to premium payment in connection with the purchase of
Debt Instrument [Line Items]
Unamortized discount			15,100,000
3.75% Convertible Notes | Debt discount related to the increase in the value of the conversion feature.
Debt Instrument [Line Items]
Unamortized discount			200,000
3.75% Convertible Notes | New Debt
Debt Instrument [Line Items]
Unamortized discount			$ 26,600,000
Nonconvertible debt borrowing rate			12.40%
Debt discount amortization period			5 years
Deferred financing costs			$ 2,800,000
Finance costs reclassified against equity			900,000
Principal debt amount issued to new investors			84,300,000
2% Convertible Notes
Debt Instrument [Line Items]
Principal amount of Senior Notes		201,300,000			$ 201,250,000		$ 201,300,000	$ 201,250,000	$ 201,250,000
Portion of 2% Notes purchased by 3.75% holders		$ 98,200,000
Debt, interest rate		2.00%			2.00%		2.00%	2.00%	2.00%
Debt, maturity date		Jun. 15, 2019
Debt conversion rate		21.5019
Principal amount per note used in conversion rate		$ 1,000					$ 1,000
Conversion price, per share | $ / shares		$ 46.51					$ 46.51
Unamortized discount					$ 25,700,000			$ 25,700,000
Nonconvertible debt borrowing rate		6.20%					6.20%
Debt discount amortization period		5 years
Finance costs reclassified against equity		$ 1,200,000
Deferred financing costs, amortization period		5 years
Interest expense related to Notes								4,000,000	$ 2,300,000
Long-term debt, net of discount					$ 171,700,000			171,700,000
Non-cash interest								$ 7,700,000	$ 4,000,000
Deferred Financing Costs, Gross		$ 6,700,000					$ 6,700,000
2% Convertible Notes | Investor
Debt Instrument [Line Items]
Unamortized discount		$ 35,600,000					$ 35,600,000
Investor
Debt Instrument [Line Items]
Principal Amount Of Modified Debt Held			73,000,000
Investor | 5.375% Convertible Notes
Debt Instrument [Line Items]
Principal amount of Senior Notes			70,000,000
Principal Amount Of Modified Debt Held			13,500,000
Investor | 3.75% Convertible Notes
Debt Instrument [Line Items]
Principal Amount Of Modified Debt Held			$ 59,500,000